BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of borrowings

	December 31,
	2,019	2,020	2,021
	RMB	RMB	RMB
Secured bank loans	26,838	-	5,500
Unsecured bank loans	-	20,000	-
Short-term borrowings	26,838	20,000	5,500
Long-term borrowings	104,198	-	8,004